Condensed Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information
Revenues	$ 331,637	$ 334,786	$ 338,178	$ 344,376	$ 350,237	$ 357,290	$ 363,559	$ 243,018	$ 1,348,977	$ 1,314,104	$ 622,212
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	156,148	157,920	168,216	159,337	161,079	161,327	164,357	103,723	641,621	590,486	234,633
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									437,803	406,358	178,417
Depreciation and amortization									183,304	160,083	23,390
Impairment of intangible assets									0	0	1,711
Restructuring, acquisition and integration-related costs									18,244	32,068	22,368
Total operating costs and expenses									1,280,972	1,188,995	460,519
Income from operations	13,306	14,794	13,710	26,195	24,288	31,603	29,268	39,950	68,005	125,109	161,693
Interest expense and other, net									(63,416)	(70,640)	(23,409)
Equity in losses of subsidiaries									0	0	0
Income before income taxes									4,589	54,469	138,284
Income tax (provision) benefit									2,931	(19,902)	(56,804)
Net income	(9)	1,372	(1,106)	7,263	(3,694)	(1,937)	(3,644)	(10,627)	7,520	34,567	81,480
Comprehensive income (loss)									7,546	34,312	81,227
Parent
Condensed Consolidating Financial Information
Revenues									339,369	402,229	494,450
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)									110,674	123,306	151,404
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									96,544	104,367	130,288
Depreciation and amortization									7,818	9,767	11,319
Impairment of intangible assets											0
Restructuring, acquisition and integration-related costs									9,391	10,309	15,603
Total operating costs and expenses									224,427	247,749	308,614
Income from operations									114,942	154,480	185,836
Interest expense and other, net									(27,506)	(32,922)	(17,299)
Equity in losses of subsidiaries									(70,518)	(58,005)	(23,167)
Income before income taxes									16,918	63,553	145,370
Income tax (provision) benefit									(26,098)	(47,359)	(68,041)
Net income									(9,180)	16,194	77,329
Comprehensive income (loss)									(9,154)	15,939	77,076
Guarantor Subsidiaries
Condensed Consolidating Financial Information
Revenues									1,017,180	914,581	128,113
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)									538,519	469,886	83,580
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									341,259	301,991	48,129
Depreciation and amortization									175,486	150,316	12,071
Impairment of intangible assets											1,711
Restructuring, acquisition and integration-related costs									8,853	21,759	6,765
Total operating costs and expenses									1,064,117	943,952	152,256
Income from operations									(46,937)	(29,371)	(24,143)
Interest expense and other, net									(35,910)	(37,718)	(6,110)
Equity in losses of subsidiaries									0	0	0
Income before income taxes									(82,847)	(67,089)	(30,253)
Income tax (provision) benefit									12,329	9,084	7,086
Net income									(70,518)	(58,005)	(23,167)
Comprehensive income (loss)									(70,518)	(58,005)	(23,167)
Eliminations
Condensed Consolidating Financial Information
Revenues									(7,572)	(2,706)	(351)
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)									(7,572)	(2,706)	(351)
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									0	0	0
Depreciation and amortization									0	0	0
Impairment of intangible assets											0
Restructuring, acquisition and integration-related costs									0	0	0
Total operating costs and expenses									(7,572)	(2,706)	(351)
Income from operations									0	0	0
Interest expense and other, net									0	0	0
Equity in losses of subsidiaries									70,518	58,005	23,167
Income before income taxes									70,518	58,005	23,167
Income tax (provision) benefit									16,700	18,373	4,151
Net income									87,218	76,378	27,318
Comprehensive income (loss)									$ 87,218	$ 76,378	$ 27,318